Net finance expense (Tables)	6 Months Ended
Jun. 30, 2026
Net finance expense
Schedule of net finance expense

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Senior Facilities interest expense*	43	40	87	79
Net pension interest expense	2	1	3	2
Lease interest expense	6	6	11	12
Losses on derivative financial instruments	—	3	—	8
Foreign currency translation losses	4	1	5	2
Other net finance expense	7	8	13	12
Net finance expense before exceptional items	62	59	119	115
Exceptional net finance expense (note 5)	2	8	5	2
Net finance expense	64	67	124	117

*Includes interest related to Senior Secured Green Notes and Senior Green Notes and in the prior period, the Senior Secured Term Loan which was repaid in December 2025.